Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of Accounting

Basis of Accounting

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). References to GAAP issued by the FASB in these accompanying notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”).

The accompanying consolidated financial statements are stated in United States Dollars unless otherwise stated.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BGL and its wholly owned subsidiaries. Control over subsidiaries is derived without exception from holding the majority of voting rights in the companies concerned. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

BGL’s reporting currency is the U.S. dollar. The functional currency of each entity in the group is the currency of the primary economic environment in which it operates, other than for BGBPL, whose functional currency is deemed to be the U.S. Dollar. Transactions in foreign currencies are initially recorded in source currency and converted into the functional currency at the rates of exchange prevailing on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are remeasured into functional currency at the rates of exchange prevailing at the balance sheet date. Non-monetary assets and liabilities are remeasured to the functional currency at exchange rates that prevailed on the date of inception of the transaction.

BGL translates the financial statements from the local (functional) currency into US Dollars using the year or reporting period end or average exchange rates in accordance with the requirements of Accounting Standards Codification subtopic 830-10, Foreign Currency Matters (“ASC 830-10”). Assets and liabilities are translated at exchange rates as of the balance sheet dates. Expenses are translated at average rates in effect for the years presented. Translation gains and losses resulting from re-measurement from functional to reporting currency are recorded in accumulated other comprehensive income or loss as a component of shareholders’ deficit.

Gains and losses resulting from transactions denominated in a currency other than the functional currency of the entity are included in general and administrative expenses in the consolidated statements of operations and other comprehensive income (loss) using the average exchange rates in effect during the period.

Use of Estimates

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant estimates made by management include, but are not limited to, the legal title to the Bogoso Prestea leases, valuation of convertible loan payables, valuation of warrants, valuation of mineral rights, valuation of royalty liabilities, contingent consideration, reserve volumes and future net revenues associated with mine resources and the asset retirement obligations.

Mineral Rights and Life of Mine Model: The carrying value of the Company’s mineral rights is determined in part by reference to the Bogoso Prestea Life of Mine (“LoM”) model, which is prepared to a Scoping Study level. The LoM is preliminary in nature and there is a high degree of uncertainty over the assumptions made. The LoM is solely based on Measured and Indicated Resources which are considered too speculative geologically to have economic considerations applied to them that would allow them to be categorized as mineral reserves, and there is no certainty that the LoM will be realized. The LoM incorporates estimates of total recoverable gold resources, future gold production rates, long-term gold prices, tonnes of ore processed and an appropriate risk-adjusted discount rate. These estimates are inherently uncertain and subject to revision as additional technical and geological information becomes available. Amortization of mineral rights is computed using the unit-of-production method and commences when gold production begins.

Legal Title to Bogoso Prestea Mining Leases: The recoverability and carrying value of several significant balance sheet items are contingent upon the successful resolution of the ongoing dispute with the Government of Ghana over the Bogoso and Prestea mining leases. Specifically, the carrying values of mineral rights, the royalty liability, the contingent consideration liability and the asset retirement obligation are each determined using estimation approaches — described in the sub-sections below — that assume the continued validity of those leases and the eventual restart of mining operations. Should the arbitration proceedings be resolved unfavorably and the leases relinquished, the carrying values of all of these items would be reduced to nil. Management’s estimates and assumptions underlying these valuations are therefore subject to a material level of uncertainty until the dispute is resolved, and actual outcomes could differ materially from the amounts recorded in these consolidated financial statements.

Impairment of Long-Lived Assets and Mineral Rights: The Company evaluates the carrying values of property, plant and equipment and mineral rights for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is initially assessed by comparing the carrying value of the asset or asset group against estimated undiscounted future cash flows. Where an impairment is indicated, the fair value of the asset is estimated using a discounted future cash flow analysis over the asset’s remaining useful life, incorporating assumptions for future production volumes, commodity prices, operating and capital expenditures and a risk-adjusted discount rate.

Segment Information

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. BGL’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of BGL and the allocation of resources. The CODM reviews the assets, operating results, and financial metrics for BGL as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment. The CODM assesses performance for the single reportable segment and decides how to allocate resources based on operating expenses that also is reported on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets. When evaluating BGL’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in operating expenses and cash.

Operating expenses, inclusive of general and administrative costs and plant costs, are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to fund operations. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and the budget. The categories of operating expenses, as reported on the consolidated statements of operations, are the significant segment expenses provided to the CODM on a regular basis.

Concentration of Risk

Concentration of Risk

BGL’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash. BGL places its cash with financial institutions of high credit worthiness. At times, its cash with a particular financial institution may exceed any applicable government insurance limits. BGL’s management plans to assess the financial strength and credit worthiness of any party to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Cash and cash equivalents

Cash and cash equivalents

Cash is comprised of cash in the bank which is subject to an insignificant risk of changes in value. BGL considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. At June 30, 2026 and December 31, 2025, cash amounted to $591,641 and $679,442, respectively. There were no cash equivalents at June 30, 2026 or December 31, 2025.

Digital assets and token liability

Digital assets and token liability

Digital assets comprise stablecoin and other crypto-asset balances held by the Company’s digital business in connection with the issuance and redemption of its gold-backed token. The token liability represents the Company’s obligation in respect of tokens issued and outstanding that are backed by gold held for the benefit of token holders. At June 30, 2026, digital assets were $9,365 and the token liability was $33,610, and 274.66 tokens were issued and outstanding. There were no digital assets and no token liability at December 31, 2025.

Property, Plant and Equipment

Property, Plant and Equipment

The value of property, plant and equipment (“PP&E”), including land, buildings and processing equipment, that were acquired as part of the Asset Acquisition are recorded at a relative fair value assessed at the time of the acquisition less depreciation. Any additional PP&E acquired, and any expenditures that extend the life of such assets, are recorded at historical cost, including direct acquisition costs, less depreciation and impairment losses. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Capital work-in-progress is recorded at cost less impairment losses but is not depreciated until it is in use and transferred into other PP&E classifications.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to BGL and the cost of the item can be measured reliably. All other repairs and maintenance costs are charged to profit or loss during the financial period in which they are incurred.

Fair Value Measurement

Fair Value Measurement

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date (exit price). BGL utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that participants used to measure fair value. The hierarchy gives us the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement. Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1: Quoted prices are available in an active market for identical assets or liabilities as of the reporting data. Active markets are those in which transactions for the assets or liability occur in sufficient frequency and volume to provide information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Subsequently all these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supposed by observable level at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, option and collar.

Level 3: Pricing inputs includes significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The fair value of cash, prepaid expenses and other current assets, accounts payables, advances to related parties, accrued expenses and other current liabilities, and accounts payable-related parties, net approximates their carrying values due to their relatively short maturities.

Income Taxes

Income Taxes

BGL accounts for income taxes in accordance with ASC Topic 740, Income Taxes. ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. BGL has no material uncertain tax positions for any of the reporting periods presented.

As of June 30, 2026 and December 31, 2025, a valuation allowance has been recorded for the full value of its net deferred tax asset due to the uncertainty as to the future recoverability until such time that taxable income is reasonably assured.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potential Class A ordinary shares to the extent dilutive. For the six months ended June 30, 2026 and 2025, the Company’s diluted weighted-average shares outstanding is equal to basic weighted-average shares, due to the Company’s net loss position. Hence, no Class A ordinary share equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive. At June 30, 2026, potentially dilutive securities include the public warrants and the convertible notes payable. At December 31, 2025, potentially dilutive securities also included the equity-classified warrants issued to 3i.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Improvements to the Accounting for Financial Instruments with Embedded Features. This ASU simplifies the accounting for convertible debt instruments and other contracts in an entity’s own equity by removing certain separation models and amending the guidance for equity classification. The ASU is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years, and the Company adopted the ASU on January 1, 2026. There were no effects on the financial statements of the Company.